Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of taxation charge attributable to the group

	2024	2023	2022
	$ million	$ million	$ million
Current taxation:
UK corporation tax at 25.0% (2023: 23.5%; 2022: 19.0%)	13	15	17
Overseas tax	182	165	104
Current income tax charge	195	180	121
Adjustments in respect of prior periods	(37)	(45)	(10)
Total current taxation	158	135	111
Deferred taxation:
Origination and reversal of temporary differences	(79)	(116)	(77)
Changes in tax rates	–	(2)	(5)
Adjustments to estimated amounts arising in prior periods	7	10	(17)
Total deferred taxation	(72)	(108)	(99)
Total taxation as per the income statement	86	27	12
Taxation in other comprehensive income	6	(18)	5
Taxation in equity	1	–	3
Taxation charge attributable to the Group	93	9	20

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2024	2023	2022
	$ million	$ million	$ million
Profit before taxation	498	290	235
Expected taxation at UK statutory rate of 25.0% (2023: 23.5%, 2022: 19.0%)	125	68	45
Differences in overseas taxation rates[1]	(33)	(24)	(19)
Innovation reliefs[2]	(10)	(7)	(10)
Recognition of previously unrecognised temporary differences[3]	(8)	(14)	(4)
Expenses not deductible for tax purposes[4]	32	38	31
Pillar Two top up taxes[5]	8	–	–
Change in tax rates	–	(2)	(5)
Withholding tax	2	3	1
Adjustments in respect of prior years[6]	(30)	(35)	(27)
Total taxation charge as per the income statement	86	27	12

1	Difference between profits taxed at UK tax rate and countries with a lower tax rate, partially offset by profits taxed in countries with a higher tax rate than the UK.
2	Innovation incentives relating to R&D expenditure and income arising from UK patents.
3	Deferred tax credit arising from reassessment of deferred tax asset recoverability using latest forecasts.
4	In 2024, this includes a $16m impact of non-tax deductible closure cost and other permanent differences where items are deductible for accounting but not tax purposes (2023: $7m impact of non-tax deductible impairment on UK owned investments, 2022: $7m impact of non-tax deductible impairment on UK owned investments).
5	Additional taxes arising from the implementation of Pillar Two legislation (see above) which was effective from 1 January 2024.
6	The adjustments in respect of prior years are explained on page 207.

Schedule of movements in the main components of deferred tax assets and liabilities

					Inventory,
	Accelerated		Retirement	Losses	provisions
	tax		benefit	and other	and other
	depreciation	Intangibles	obligations	tax credits	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2022	(75)	(181)	(21)	140	278	141
Exchange adjustment	–	(1)	(3)	1	1	(2)
Movement in income statement – current year	(15)	43	–	63	25	116
Movement in income statement – prior years	–	1	–	(10)	(1)	(10)
Movement in other comprehensive income	–	–	18	–	–	18
Changes in tax rate	(1)	–	–	4	(1)	2
At 31 December 2023	(91)	(138)	(6)	198	302	265
Exchange adjustment	–	–	–	(1)	(7)	(8)
Movement in income statement – current year	7	22	4	32	14	79
Movement in income statement – prior years	(11)	–	–	–	4	(7)
Movement in other comprehensive income	–	–	(1)	–	(5)	(6)
Movement in equity	–	–	–	–	(1)	(1)
Acquisitions	–	(19)	–	16	–	(3)
At 31 December 2024	(95)	(135)	(3)	245	307	319

Represented by:

	2024	2023
	$ million	$ million
Deferred tax assets	350	274
Deferred tax liabilities	(31)	(9)
Net position at 31 December	319	265